Schedule of Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Investment Realized gains (losses)
Net realized gains			$ 46,092	$ 73,720	$ 113,538
Fixed maturities, available for sale
Investment Realized gains (losses)
Net realized gains			25,795	66,560	120,421
Fixed maturities, at fair value option
Investment Realized gains (losses)
Net realized gains	[1]			(733)
Commercial Mortgage Loans
Investment Realized gains (losses)
Net realized gains			2,880	4,037	2,325
Derivative
Investment Realized gains (losses)
Net realized gains			$ 17,417	$ 3,856	$ (9,208)
Predecessor
Investment Realized gains (losses)
Net realized gains		$ 285
Predecessor | Fixed maturities, available for sale
Investment Realized gains (losses)
Net realized gains		$ 285

[1]	Relates to embedded derivatives within fixed maturity securities that are held at fair value option.